UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2016 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 4.4%
BANKS 2.8%
Citigroup Capital XIII, 7.122%, due 10/30/40 (FRN)	7,100	$185,949
Countrywide Capital IV, 6.75%, due 4/1/33	7,144	179,957
First Niagara Financial Group, 8.625%, Series B	25,248	653,671
GMAC Capital Trust I, 6.411%, due 2/15/40, Series 2 (TruPS) (FRN)	9,000	228,780
Goldman Sachs Group/The, 6.375%, Series K	9,000	257,940
		1,506,297
BANKS—FOREIGN 1.0%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)	14,627	382,350
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)	5,981	157,360
		539,710
INSURANCE 0.6%
MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.20% (Netherlands)	7,000	183,890
REINSURANCE—FOREIGN 0.3%
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	5,467	144,821
TOTAL INSURANCE		328,711
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,355,197)		2,374,718
PREFERRED SECURITIES—CAPITAL SECURITIES 74.7%
BANKS 25.3%
Bank of America Corp., 6.30%, Series DD	820,000	895,593
Bank of America Corp., 8.00%, Series K	300,000	305,214
Bank of America Corp., 6.50%, Series Z	550,000	601,219
BankBoston Capital Trust IV, 1.261%, due 6/8/28 (FRN)	100,000	85,625
Capital One Financial Corp., 5.55%, Series E	150,000	152,513
Citigroup, 5.95%, Series Q	1,000,000	1,004,375
Citigroup, 6.125%, Series R	550,000	572,567
Citigroup, 6.25%, Series T	650,000	701,187
CoBank ACB, 6.25%, Series I	300,000	325,049
Farm Credit Bank of Texas, 10.00%, Series I	1,050	1,262,625
Goldman Sachs Group/The, 5.70%, Series L	1,500,000	1,524,375
Goldman Sachs Group/The, 5.375%, Series M	200,000	203,311
JPMorgan Chase & Co., 7.90%, Series I	1,550,000	1,613,937
JPMorgan Chase & Co., 6.75%, Series S	325,000	366,405
JPMorgan Chase & Co., 5.30%, Series Z	500,000	516,000

	Number of Shares	Value
Mellon Capital IV, 4.00%, Series 1 (FRN)	1,120,000	$929,600
PNC Financial Services Group/The, 6.75%	125,000	140,625
SunTrust Capital III, 1.303%, due 3/15/28 (FRN)	100,000	80,488
US Bancorp, 5.125%, Series I	350,000	368,379
Wachovia Capital Trust III, 5.57% (FRN)	300,000	300,375
Wells Fargo & Co., 7.98%, Series K	1,600,000	1,700,000
		13,649,462
BANKS—FOREIGN 18.8%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (Australia)(a)	450,000	489,968
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)	400,000	467,045
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	400,000	414,750
Barclays Bank PLC, 14.00%, Series RCI (GBP) (United Kingdom)	100,000	166,920
Barclays PLC, 8.25% (United Kingdom)	800,000	817,000
BNP Paribas SA, 7.625%, 144A (France)(a)	400,000	416,600
Credit Agricole SA, 8.125%, 144A (France)(a)	400,000	422,500
Credit Suisse Group Guernsey I Ltd, 7.875%, due 2/24/41 (Switzerland)	400,000	401,660
HSBC Holdings PLC, 6.875% (United Kingdom)	1,000,000	1,032,500
Lloyds Banking Group PLC, 7.50% (United Kingdom)	200,000	200,000
Rabobank Nederland, 8.40% (Netherlands)	400,000	421,700
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	1,075,000	1,318,219
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	400,000	389,400
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)	200,000	209,226
SMFG Preferred Capital, 9.50%, 144A (Cayman Islands)(a)	900,000	1,022,048
Societe Generale SA, 8.25%, Series EMTN (France)	400,000	408,500
Societe Generale SA, 8.875% (GBP) (France)	100,000	144,918
UBS AG, 7.25%, due 2/22/22, Series EMTN (Switzerland)	600,000	617,346
UBS Group AG, 6.875% (Switzerland)	400,000	406,249
UBS Group AG, 7.125% (Switzerland)	400,000	411,629
		10,178,178
ELECTRIC—INTEGRATED ELECTRIC 0.8%
Southern California Edison Co, 6.25%, Series E	400,000	447,000
FINANCIAL 3.4%
DIVERSIFIED FINANCIAL SERVICES 2.3%
Ford Motor Credit Co. LLC, 2.021%, due 5/3/19	390,000	393,614
General Motors Financial Co, 2.40%, due 5/9/19	450,000	452,659

	Number of Shares	Value
State Street Corp., 5.25%, Series F	375,000	$395,625
		1,241,898
INVESTMENT BANKER/BROKER 1.1%
Charles Schwab Corp./The, 7.00%	500,000	580,000
TOTAL FINANCIAL		1,821,898
INDUSTRIALS—DIVERSIFIED MANUFACTURING 5.3%
General Electric Co., 5.00%, Series D	2,632,000	2,839,270
INSURANCE 17.9%
LIFE/HEALTH INSURANCE 3.5%
MetLife, 5.25%, Series C	790,000	792,607
Prudential Financial, 8.875%, due 6/15/38	977,000	1,091,797
		1,884,404
LIFE/HEALTH INSURANCE—FOREIGN 6.3%
Aegon NV, 1.428%, ($100 Par Value) (FRN) (Netherlands)	150,000	87,906
Cloverie PLC for Zurich Insurance Co. Ltd., 4.75%, Series EMTN (Ireland)	500,000	508,750
CNP Assurances, 7.50% (France)	400,000	433,180
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)(a)	100,000	119,187
Friends Life Holdings PLC, 7.875% (United Kingdom)	711,000	774,055
ING Capital Funding Trust III, 4.231%, Series 9 (FRN) (Netherlands)	900,000	889,875
La Mondiale Vie, 7.625% (France)	550,000	592,625
		3,405,578
MULTI-LINE 2.1%
Hartford Financial Services Group/The, 8.125%, due 6/15/38	1,050,000	1,152,375
MULTI-LINE—FOREIGN 2.3%
Aviva PLC, 8.25% (United Kingdom)	650,000	697,052
AXA SA, 6.463%, 144A (France)(a)	500,000	526,975
		1,224,027
PROPERTY CASUALTY 1.9%
ZFS Finance USA Trust V, 6.50%, due 5/9/37, 144A(a)	1,000,000	1,010,000
REINSURANCE—FOREIGN 1.8%
Aquarius + Investments PLC, 8.25% (Switzerland)	900,000	971,438
TOTAL INSURANCE		9,647,822

	Number of Shares	Value
MATERIAL—METALS & MINING 1.4%
BHP Billiton Finance USA Ltd., 6.25%, due 10/19/75, 144A (Australia)(a)	500,000	$542,500
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (Australia)(a)	200,000	223,000
		765,500
UTILITIES—ELECTRIC UTILITIES—FOREIGN 1.8%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)	920,000	996,372
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$39,561,668)		40,345,502

	Principal Amount
CORPORATE BONDS 17.1%
ELECTRIC—REGULATED ELECTRIC 1.0%
Southern Co./The, 2.15%, due 9/1/19	$500,000	511,367
INSURANCE—PROPERTY CASUALTY—FOREIGN 0.9%
XLIT Ltd., 2.30%, due 12/15/18 (Cayman Islands)	500,000	506,731
INTEGRATED TELECOMMUNICATIONS SERVICES 2.4%
AT&T, 5.20%, due 3/15/20	537,000	602,174
Telecom Italia Capital SA, 6.999%, due 6/4/18 (Italy)	400,000	437,000
Verizon Communications, 1.375%, due 8/15/19	270,000	270,307
TOTAL INTEGRATED TELECOMMUNICATIONS SERVICES		1,309,481
REAL ESTATE 10.9%
DIVERSIFIED 3.9%
National Retail Properties, 6.875%, due 10/15/17	850,000	900,606
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144A(a)	250,000	251,849
Select Income REIT, 2.85%, due 2/1/18	950,000	956,735
		2,109,190

	Principal Amount	Value
FINANCE 3.8%
iStar Financial, 4.00%, due 11/1/17	$150,000	$149,437
VEREIT Operating Partnership LP, 3.00%, due 2/6/19	1,000,000	1,007,500
VEREIT Operating Partnership LP, 4.125%, due 6/1/21	850,000	886,125
		2,043,062
SHOPPING CENTERS 3.2%
COMMUNITY CENTER 2.1%
DDR Corp., 7.875%, due 9/1/20	250,000	302,852
Kimco Realty Corp., 6.875%, due 10/1/19	750,000	863,567
		1,166,419
FREE STANDING 1.1%
Realty Income Corp., 6.75%, due 8/15/19	500,000	572,946
TOTAL SHOPPING CENTERS		1,739,365
TOTAL REAL ESTATE		5,891,617
UTILITIES—ELECTRIC UTILITIES 1.9%
Emera US Finance LP, 2.15%, due 6/15/19, 144A(a)	1,000,000	1,014,729
TOTAL CORPORATE BONDS (Identified cost—$9,093,195)		9,233,925

	Number of Shares
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.18%(b)	600,000	600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$600,000)		600,000

		Value

TOTAL INVESTMENTS (Identified cost—$51,610,060)	97.3%	$52,554,145

OTHER ASSETS IN EXCESS OF LIABILITIES	2.7	1,461,911
NET ASSETS	100.0%	$54,016,056

Forward foreign currency exchange contracts outstanding at July 31, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	596,625	USD	663,281	8/2/16	$(3,746)
Brown Brothers Harriman	GBP	228,840	USD	305,984	8/2/16	3,126
Brown Brothers Harriman	USD	303,893	GBP	228,840	8/2/16	(1,034)
Brown Brothers Harriman	USD	667,045	EUR	596,625	8/2/16	(18)
Brown Brothers Harriman	EUR	615,800	USD	689,210	9/2/16	(68)
Brown Brothers Harriman	GBP	235,625	USD	313,015	9/2/16	1,026
						$(714)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 13.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)    Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of July 31, 2016.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value	$2,374,718	$2,374,718	$—	$—
Preferred Securities - Capital Securities	40,345,502	—	40,345,502	—
Corporate Bonds	9,233,925	—	9,233,925	—
Short-Term Investments	600,000	—	600,000	—
Total Investments(a)	$52,554,145	$2,374,718	$50,179,427	$—
Forward foreign currency exchange contracts	$4,152	$—	$4,152	$—
Total Appreciation in Other Financial Instruments(a)	$4,152	$—	$4,152	$—
Forward foreign currency exchange contracts	$(4,866)	$—	$(4,866)	$—
Total Depreciation in Other Financial Instruments(a)	$(4,866)	$—	$(4,866)	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of July 31, 2016:

Forward foreign currency exchange contracts $ (714)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended July 31, 2016:

Forward foreign currency exchange contracts
Average Notional Balance	$1,121,249
Ending Notional Balance	1,002,224

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3. Income Tax Information

As of July 31, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$51,610,060
Gross unrealized appreciation	$1,103,302
Gross unrealized depreciation	(159,217)
Net unrealized appreciation	$944,085

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: September 22, 2016